Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2022
Profit or loss [abstract]
Schedule of income and share data used in the basic and diluted (loss)/earnings per share calculations
	For the six months ended June 30,
	2021	2022
	RMB’000	RMB’000
Loss attributable to ordinary equity holders of the parent for basic and diluted loss per share calculations
– Class A ordinary shares	(35,173)	(22,333)
– Class B ordinary shares	(13,973)	(8,688)

	2021	2022
Weighted average number of ordinary shares in issue during the period for basic and diluted loss per share calculations
– Class A ordinary shares	20,846,030	21,285,625
– Class B ordinary shares	8,281,098	8,281,098